Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
The Plan has evaluated subsequent events from December 31, 2025 through June 23, 2026, the date the financial statements were issued. There have been no material events that would require recognition disclosure in the accompanying financial statements.